UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22455

Cohen & Steers Select Preferred and Income Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Tina M. Payne 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2015

Item 1. Schedule of Investments

COHEN & STEERS SELECT PREFERRED AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS

March 31, 2015 (Unaudited)

	Number of Shares	Value
PREFERRED SECURITIES—$25 PAR VALUE 44.2%
BANKS 17.0%
AgriBank FCB, 6.875%, ($100 Par Value)	26,000	$2,731,625
Bank of America Corp., 6.50%, Series Y	174,925	4,474,581
BB&T Corp., 5.625%, Series E(a)	71,045	1,794,597
Citigroup, 6.875%, Series K(a)	83,175	2,267,350
City National Corp, 5.50%, Series C(a)	49,333	1,222,965
CoBank ACB, 6.25%, 144A ($100 Par Value)(a),(b)	25,000	2,569,532
CoBank ACB, 6.125%, Series G ($100 Par Value)(a)	25,000	2,306,250
Countrywide Capital IV, 6.75%, due 4/1/33(a)	54,714	1,398,490
Countrywide Capital V, 7.00%, due 11/1/36(a)	1,784	46,188
Farm Credit Bank of Texas, 6.75%, 144A(a),(b)	40,000	4,177,500
Fifth Third Bancorp, 6.625%, Series I(a)	119,491	3,375,621
First Niagara Financial Group, 8.625%, Series B(a)	80,000	2,203,200
First Republic Bank, 5.50%(a)	104,398	2,582,807
Huntington Bancshares, 8.50%, Series A ($1,000 Par Value)(Convertible)(a)	3,712	4,948,096
JPMorgan Chase & Co., 6.125%, Series Y	100,000	2,540,000
PNC Financial Services Group, 6.125%, Series P(a)	80,000	2,304,000
PrivateBancorp, 7.125%, due 10/30/42(a)	48,250	1,282,003
RBS Capital Funding Trust VII, 6.08%, Series G(a)	90,000	2,229,300
Regions Financial Corp., 6.375%, Series B(a)	65,000	1,684,800
Sovereign Real Estate Investment Trust, 12.00%, 144A ($1,000 Par Value)(a),(b)	1,500	2,019,375
US Bancorp, 6.50%, Series F(a)	83,278	2,474,189
Wells Fargo & Co., 6.625%(a)	40,564	1,145,122
Zions Bancorp, 7.90%, Series F(a)	176,458	4,861,418
		56,639,009
BANKS—FOREIGN 2.0%
Barclays Bank PLC, 7.75%, Series IV (United Kingdom)(a)	130,639	3,401,839
National Westminster Bank PLC, 7.76%, Series C (United Kingdom)(a)	127,226	3,307,876
		6,709,715
ELECTRIC—INTEGRATED 0.9%
Integrys Energy Group, 6.00%, due 8/1/73(a)	105,582	2,967,910

FINANCE—INVESTMENT BANKER/BROKER 2.4%
Goldman Sachs Group, 6.375%, Series K(a)	65,000	1,736,800
Morgan Stanley, 6.875%(a)	133,868	3,682,709
Morgan Stanley, 6.375%, Series I(a)	100,000	2,604,000
		8,023,509

	Number of Shares	Value
INDUSTRIALS—CHEMICALS 2.2%
CHS, 6.75%(a)	72,040	$1,874,481
CHS, 7.50%, Series 4(a)	31,846	882,453
CHS, 7.10%, Series II(a)	167,432	4,522,338
		7,279,272
INSURANCE 6.7%
MULTI-LINE 2.2%
Hartford Financial Services Group, 7.875%, due 4/15/42(a)	160,000	4,915,200
WR Berkley Corp., 5.625%, due 4/30/53(a)	93,399	2,364,863
		7,280,063
MULTI-LINE—FOREIGN 2.9%
ING Groep N.V., 7.05% (Netherlands)(a)	99,064	2,545,945
ING Groep N.V., 7.20% (Netherlands)(a)	50,000	1,289,500
ING Groep N.V., 7.375% (Netherlands)(a)	221,502	5,703,676
		9,539,121
REINSURANCE 0.5%
Reinsurance Group of America, 6.20%, due 9/15/42(a)	60,000	1,732,800

REINSURANCE—FOREIGN 1.1%
Aspen Insurance Holdings Ltd., 5.95% (Bermuda)(a)	50,000	1,284,000
Aspen Insurance Holdings Ltd., 7.25% (Bermuda)(a)	65,892	1,746,138
Endurance Specialty Holdings Ltd., 7.50%, Series B (Bermuda)	21,331	570,817
		3,600,955
TOTAL INSURANCE		22,152,939

INTEGRATED TELECOMMUNICATIONS SERVICES 1.4%
Qwest Corp., 6.875%, due 10/1/54(a)	35,000	921,200
Qwest Corp., 7.00%, due 4/1/52(a)	58,323	1,535,061
Qwest Corp., 7.375%, due 6/1/51(a)	80,495	2,115,409
		4,571,670
PIPELINES 0.4%
NuStar Logistics LP, 7.625%, due 1/15/43(a)	45,759	1,193,852

REAL ESTATE 10.4%
DIVERSIFIED 2.8%
DuPont Fabros Technology, 7.875%, Series A(a)	103,254	2,644,335

	Number of Shares	Value
National Retail Properties, 6.625%, Series D(a)	128,000	$3,361,280
Retail Properties of America, 7.00%(a)	79,500	2,085,285
Vornado Realty Trust, 6.625%, Series I(a)	50,000	1,268,000
		9,358,900
HOTEL 1.1%
Chesapeake Lodging Trust, 7.75%, Series A(a)	75,000	1,976,250
Hersha Hospitality Trust, 8.00%, Series B(a)	70,969	1,848,743
		3,824,993
INDUSTRIALS 0.9%
First Potomac Realty Trust, 7.75%, Series A(a)	120,000	3,078,600

OFFICE 1.8%
American Realty Capital Properties, 6.70%, Series F(a)	170,372	4,020,779
Hudson Pacific Properties, 8.375%, Series B(a)	70,000	1,830,500
		5,851,279
RESIDENTIAL—MANUFACTURED HOME 1.1%
Campus Crest Communities, 8.00%, Series A(a)	48,409	1,226,200
Equity Lifestyle Properties, 6.75%, Series C(a)	47,378	1,255,517
UMH Properties, 8.25%, Series A(a)	50,000	1,297,000
		3,778,717
SHOPPING CENTERS 2.7%
COMMUNITY CENTER 1.4%
Kite Realty Group Trust, 8.25%, Series A(a)	100,000	2,600,500
WP GLIMCHER, 6.875%, Series I(a)	69,100	1,856,717
		4,457,217
REGIONAL MALL 1.3%
CBL & Associates Properties, 7.375%, Series D(a)	174,935	4,418,858
TOTAL SHOPPING CENTERS		8,876,075
TOTAL REAL ESTATE		34,768,564

TRANSPORT—MARINE—FOREIGN 0.5%
Seaspan Corp., 6.375%, due 4/30/19 (Hong Kong)	31,925	803,871
Seaspan Corp., 9.50%, Series C (Hong Kong)(a)	35,027	937,323
		1,741,194
UTILITIES 0.3%
SCE Trust III, 5.75%(a)	41,100	1,128,195
TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$135,666,714)		147,175,829

	Number of Shares	Value
PREFERRED SECURITIES—CAPITAL SECURITIES 87.7%
BANKS 22.8%
Bank of America Corp., 6.10%, Series AA	1,876,000	$1,907,657
Bank of America Corp., 6.50%, Series Z	3,605,000	3,821,300
Citigroup, 5.875%, Series O	2,100,000	2,126,250
Citigroup Capital III, 7.625%, due 12/1/36	4,115,000	5,401,472
Citizens Financial Group, 5.50%, 144A(b)	1,229,000	1,229,000
Countrywide Capital III, 8.05%, due 6/15/27, Series B(c)	1,815,000	2,331,188
Farm Credit Bank of Texas, 10.00%, Series I(a)	10,000	12,496,875
Goldman Sachs Capital I, 6.345%, due 2/15/34	3,750,000	4,687,117
Goldman Sachs Capital II, 4.00%, (FRN)	4,300,000	3,354,000
JPMorgan Chase & Co., 7.90%, Series I	8,575,000	9,271,719
JPMorgan Chase & Co., 6.75%, Series S	4,500,000	4,905,000
JPMorgan Chase & Co., 6.125%, Series U	1,350,000	1,383,615
JPMorgan Chase & Co., 6.10%, Series X	1,100,000	1,135,750
PNC Financial Services Group, 6.75%	4,500,000	5,017,500
Wells Fargo & Co., 5.90%, Series S	1,706,000	1,780,638
Wells Fargo & Co., 7.98%, Series K	9,850,000	10,835,000
Wells Fargo & Co., 5.875%, Series U	2,750,000	2,915,550
Zions Bancorp, 7.20%, Series J	1,097,000	1,175,436
		75,775,067
BANKS—FOREIGN 29.7%
Baggot Securities Ltd., 10.24%, 144A (EUR) (Ireland)(a),(b)	1,327,000	1,503,765
Banco Bilbao Vizcaya Argentaria SA, 9.00% (Spain)(a)	2,200,000	2,398,000
Banco Bilbao Vizcaya Argentaria SA, 6.75%, (EUR) (Spain)	2,000,000	2,205,188
Bank of Ireland, 10.00%, due 7/30/16, Series EMTN (Ireland)(a)	1,400,000	1,630,295
Barclays Bank PLC, 7.625%, due 11/21/22 (United Kingdom)	2,425,000	2,843,312
Barclays Bank PLC, 7.75%, due 4/10/23 (United Kingdom)	3,200,000	3,552,000
Barclays Bank PLC, 6.86%, 144A (United Kingdom)(b)	3,297,000	3,685,387
Barclays PLC, 8.00% (United Kingdom) (EUR)(a)	1,450,000	1,740,556
Barclays PLC, 8.25% (United Kingdom)	3,193,000	3,427,417
BBVA Bancomer SA Texas, 6.75%, due 9/30/22, 144A (Mexico)(b)	2,000,000	2,266,400
BNP Paribas, 7.195%, 144A (France)(b)	1,950,000	2,359,500
Credit Agricole SA, 7.875%, 144A (France)(b)	2,300,000	2,442,991
Credit Agricole SA, 8.125%, due 9/19/33, 144A (France)(b)	2,000,000	2,280,000
Credit Suisse AG, 6.50%, due 8/8/23, 144A (Switzerland)(b)	2,000,000	2,288,574

	Number of Shares	Value
Credit Suisse Group AG, 7.50%, 144A (Switzerland)(b)	2,487,000	$2,676,634
Deutsche Bank AG, 7.50% (Germany)	4,500,000	4,584,375
Dresdner Funding Trust I, 8.151%, due 6/30/31, 144A (Germany)(b)	3,007,869	3,748,557
HBOS Capital Funding LP, 6.85% (United Kingdom)	3,300,000	3,403,534
HSBC Capital Funding LP, 10.176%, 144A (United Kingdom)(b)	7,750,000	11,780,000
HSBC Holdings PLC, 6.375% (United Kingdom)	3,500,000	3,587,500
HSBC Holdings PLC, 6.375% (United Kingdom)	2,400,000	2,454,000
Industrial & Commercial Bank of China Ltd., 6.00%, 144A (China)(b)	1,200,000	1,254,300
Lloyds Banking Group PLC, 7.50% (United Kingdom)	5,637,000	6,003,405
Nationwide Building Society, 10.25%, due 12/6/99 (United Kingdom)(a)	2,460,000	4,629,986
Rabobank Nederland, 8.40% (Netherlands)(a)	3,000,000	3,330,570
Rabobank Nederland, 11.00%, 144A (Netherlands)(b)	3,350,000	4,321,500
Royal Bank of Scotland Group PLC, 7.648% (United Kingdom)	4,327,000	5,473,655
Standard Chartered PLC, 7.014%, 144A (United Kingdom)(b)	2,050,000	2,323,386
UBS AG, 7.625%, due 8/17/22 (Switzerland)	3,750,000	4,554,907
		98,749,694
FINANCE—DIVERSIFIED FINANCIAL SERVICES 5.0%
General Electric Capital Corp., 7.125%, Series A	7,000,000	8,242,500
General Electric Capital Corp., 6.25%, Series B	5,700,000	6,441,000
UBS Group AG, 7.00% (Switzerland)	1,100,000	1,144,660
UBS Group AG, 7.125% (Switzerland)	900,000	945,225
		16,773,385
INSURANCE 19.3%
LIFE/HEALTH INSURANCE 4.7%
AIG Life Holdings, 8.125%, due 3/15/46, 144A(a),(b)	1,470,000	2,109,450
MetLife Capital Trust IV, 7.875%, due 12/15/37, 144A(b)	3,950,000	5,253,500
MetLife Capital Trust X, 9.25%, due 4/8/38, 144A(b)	5,599,000	8,363,506
		15,726,456
LIFE/HEALTH INSURANCE—FOREIGN 3.8%
La Mondiale Vie, 7.625% (France)(a)	4,100,000	4,553,562
Nippon Life Insurance Co., 5.10%, due 10/16/44, 144A (Japan)(b)	2,000,000	2,176,058
Prudential PLC, 7.75% (United Kingdom)(a)	1,650,000	1,758,587

	Number of Shares	Value
Sumitomo Life Insurance Co., 6.50%, due 9/20/73, 144A (Japan)(b)	3,500,000	$4,105,437
		12,593,644
MULTI-LINE 2.5%
American International Group, 8.175%, due 5/15/68, (FRN)	5,821,000	8,283,574

MULTI-LINE—FOREIGN 2.5%
Aviva PLC, 8.25% (United Kingdom)(a)	2,000,000	2,242,220
AXA SA, 8.60%, due 12/15/30 (France)	1,000,000	1,397,500
AXA SA, 6.463%, 144A (France)(b)	2,250,000	2,407,500
Cloverie PLC, 8.25% (Switzerland)(a)	2,000,000	2,297,006
		8,344,226
PROPERTY CASUALTY 1.5%
Farmers Exchange Capital III, 5.454%, due 10/15/54, 144A(b)	1,030,000	1,119,194
Liberty Mutual Group, 7.80%, due 3/7/37, 144A(b)	3,200,000	3,928,000
		5,047,194
PROPERTY CASUALTY—FOREIGN 2.4%
Mitsui Sumitomo Insurance Co., Ltd., 7.00%, due 3/15/72, 144A (Japan)(b)	3,100,000	3,700,625
QBE Insurance Group Ltd., 6.75%, due 12/2/44 (Australia)(a)	2,051,000	2,220,207
RL Finance Bonds No. 2 PLC, 6.125%, due 11/30/43 (United Kingdom)(a)	1,200,000	1,996,805
		7,917,637
REINSURANCE—FOREIGN 1.9%
Aquarius + Investments PLC, 8.25% (Switzerland)(a)	3,510,000	3,935,587
QBE Capital Funding III Ltd., 7.25%, due 5/24/41, 144A (Australia)(b)	2,250,000	2,506,255
		6,441,842
TOTAL INSURANCE		64,354,573

INTEGRATED TELECOMMUNICATIONS SERVICES 2.8%
Centaur Funding Corp., 9.08%, due 4/21/20, 144A (Cayman)(a),(b)	7,500	9,351,563

PIPELINES 2.5%
Enbridge Energy Partners LP, 8.05%, due 10/1/37	5,822,000	6,273,205

	Number of Shares	Value
Enterprise Products Operating LLC, 7.034%, due 1/15/68, Series B	1,980,000	$2,141,980
		8,415,185
UTILITIES 5.6%
ELECTRIC UTILITIES 2.2%
FPL Group Capital, 7.30%, due 9/1/67, Series D	7,015,000	7,387,349

ELECTRIC UTILITIES—FOREIGN 1.1%
Enel SpA, 8.75%, due 9/24/73, 144A (Italy)(b)	2,830,000	3,419,981

MULTI-UTILITIES 2.3%
Dominion Resources, 5.75%, due 10/1/54	3,111,000	3,331,256
Dominion Resources, 7.50%, due 6/30/66, Series A	2,229,000	2,307,015
PPL Capital Funding, 6.70%, due 3/30/67, Series A	2,164,000	2,093,536
		7,731,807
TOTAL UTILITIES		18,539,137
TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$262,030,759)		291,958,604

	Principal Amount
CORPORATE BONDS 3.5%
INSURANCE-PROPERTY CASUALTY 2.1%
Liberty Mutual Insurance, 7.697%, due 10/15/97, 7.697%, 144A(b)	$5,250,000	6,874,502

INTEGRATED TELECOMMUNICATIONS SERVICES 1.4%
Embarq Corp., 7.995%, due 6/1/36	2,000,000	2,383,200
Frontier Communications Corp., 9.00%, due 8/15/31	2,250,000	2,418,750
		4,801,950
TOTAL CORPORATE BONDS (Identified cost—$9,190,650)		11,676,452

		Number of Shares
SHORT-TERM INVESTMENTS 0.7%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, 0.00%(d)		2,200,000	2,200,000
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$2,200,000)			2,200,000

TOTAL INVESTMENTS (Identified cost—$409,088,123)	136.1%		453,010,885

LIABILITIES IN EXCESS OF OTHER ASSETS	(36.1)		(120,242,105)

NET ASSETS (Equivalent to $27.76 per share based on 11,989,361 shares of common stock outstanding)	100.0%		$332,768,780

Note: Percentages indicated are based on the net assets of the Fund.

(a) All or a portion of the security is pledged as collateral in connection with the Fund’s revolving credit agreement. $194,307,355 in aggregate has been pledged as collateral.

(b) Resale is restricted to qualified institutional investors. Aggregate holdings equal 32.5% of the net assets of the Fund, of which 0.0% are illiquid.

(c) A portion of the security is segregated as collateral for open forward foreign currency exchange contracts. $513,760 in aggregate has been segregated as collateral.

(d) Rate quoted represents the seven-day yield of the Fund.

Interest rate swaps outstanding at March 31, 2015 were as follows:

Counterparty	Notional Amount	Fixed Rate Payable	Floating Rate(resets monthly) Receivable(a)	Termination Date	Unrealized Appreciation (Depreciation)
Royal Bank of Canada	$38,700,000	0.855%	0.178%	October 30, 2017	$(1,765)
Royal Bank of Canada	38,700,000	1.087%	0.178%	October 29, 2018	19,485
Royal Bank of Canada	38,700,000	1.309%	0.178%	October 29, 2019	(20,544)
					$(2,824)

(a) Based on LIBOR (London Interbank Offered Rate). Represents rates in effect at March 31, 2015.

Forward foreign currency exchange contracts outstanding at March 31, 2015 were as follows:

Counterparty	Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
Brown Brothers Harriman	EUR	6,521,740	USD	7,315,292	4/2/15	$302,789
Brown Brothers Harriman	GBP	4,422,703	USD	6,831,387	4/2/15	270,749
Brown Brothers Harriman	USD	6,564,176	GBP	4,422,703	4/2/15	(3,538)
Brown Brothers Harriman	USD	7,002,979	EUR	6,521,740	4/2/15	9,524
Brown Brothers Harriman	EUR	6,579,881	USD	7,067,687	5/5/15	(10,388)
Brown Brothers Harriman	GBP	4,466,846	USD	6,627,602	5/5/15	2,912
						$572,048

Glossary of Portfolio Abbreviations

EUR	Euro Currency
FRN	Floating Rate Note
GBP	Great British Pound
USD	United States Dollar

Cohen & Steers Select Preferred and Income Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Forward contracts are valued daily at the prevailing forward exchange rate.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment manager) to be over-the-counter, are valued at the last sale price on the valuation date as reported by sources deemed appropriate by the Board of Directors to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment manager, pursuant to delegation by the Board of Directors, to reflect the fair market value of such securities. Interest rate swaps are valued utilizing quotes received from an outside pricing service. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features which are used to calculate the fair values.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at their closing net asset value.

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment manager, subject to the oversight of the Board of Directors. The investment manager has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and

Cohen & Steers Select Preferred and Income Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment manager determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•                  Level 1 – quoted prices in active markets for identical investments

•                  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. There were no transfers between Level 1 and Level 2 securities as of March 31, 2015.

The following is a summary of the inputs used as of March 31, 2015 in valuing the Fund’s investments carried at value:

Cohen & Steers Select Preferred and Income Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

		Quoted Prices In Active Markets for Identical Investments	Other Significant Observable Inputs	Significant Unobservable Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Preferred Securities - $25 Par Value:
Banks	$56,639,009	$42,834,727	$11,784,907	$2,019,375
Other Industries	90,536,820	90,536,820	—	—
Preferred Securities - Capital Securities:
Banks	75,775,067	—	63,278,192	12,496,875
Other Industries	216,183,537	—	216,183,537	—
Corporate Bonds	11,676,452	—	11,676,452	—
Short-Term Investments	2,200,000	—	2,200,000	—
Total Investments(a)	$453,010,885	$133,371,547	$305,123,088	$14,516,250	(b)
Interest rate swaps	$19,485	$—	$19,485	$—
Forward foreign currency exchange contracts	585,974	—	585,974	—
Total Appreciation in Other Financial Instruments(a)	$605,459	$—	$605,459	$—
Interest rate swaps	$(22,309)	$—	$(22,309)	$
Forward foreign currency exchange contracts	$(13,926)	$—	$(13,926)	$—
Total Depreciation in Other Financial Instruments(a)	$(36,235)	$—	$(36,235)	$—

(a) Portfolio holdings are disclosed individually on the Schedule of Investments.

(b) Level 3 investments are valued by a third-party princing service. The inputs for these securities are not readily available or cannot be reasonably estimated. A change in the significant unobservable inputs could result in a significantly lower or higher value in such Level 3 investments.

Following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

Cohen & Steers Select Preferred and Income Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

	Total Investments in Securities	Preferred Securities - $25 Par Value - Banks	Preferred Securities - Capital Securities- Banks
Balance as of December 31, 2014	$14,256,250	$2,025,000	$12,231,250
Change in unrealized appreciation (depreciation)	260,000	(5,625)	265,625
Balance as of March 31, 2015	$14,516,250	$2,019,375	$12,496,875

The change in unrealized appreciation (depreciation) attributable to securities owned on March 31, 2015 which were valued using significant unobservable inputs (Level 3) amounted to $260,000.

Note 2.   Derivative Instruments

The following is a summary of the Fund’s derivative instruments as of March 31, 2015:

Interest rate swaps	$(2,824)
Forward foreign currency exchange contracts	572,048
$569,224

The following summarizes the volume of the Fund’s interest rate swap and forward foreign currency exchange contracts activity during the three months ended March 31, 2015:

	Interest rate swap contracts	Forward foreign currency exchange contracts
Average Notional Balance	$116,100,000	$13,174,312
Ending Notional Balance	116,100,000	13,695,289

Forward Foreign Currency Exchange Contracts: The Fund enters into forward foreign currency exchange contracts to hedge the currency exposure associated with certain of its non-U.S. dollar denominated securities. A forward foreign currency exchange contract is a commitment between two parties to purchase or sell foreign currency at a set price on a future date. The market value of a foreign forward currency exchange contract fluctuates with changes in foreign currency exchange rates. These contracts are marked to market daily and the change in value is recorded by the Fund as

Cohen & Steers Select Preferred and Income Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

unrealized appreciation and/or depreciation on foreign currency translations. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are included in net realized gain or loss on foreign currency transactions. For federal income tax purposes, the Fund has made an election to treat gains and losses from forward foreign currency exchange contracts as capital gains and losses.

Forward foreign currency exchange contracts involve elements of market risk in excess of the amounts reflected on the Schedule of Investments. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the contract. Risks may also arise upon entering these contracts from the potential inability of the counterparties to meet the terms of their contracts. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

Interest Rate Swaps: The Fund uses interest rate swaps in connection with borrowing under its credit agreement. The interest rate swaps are intended to reduce interest rate risk by countering the effect that an increase in short-term interest rates could have on the performance of the Fund’s common shares as a result of the floating rate structure of interest owed pursuant to the credit agreement. In these interest rate swaps, the Fund agrees to pay the other party to the interest rate swap (which is known as the counterparty) a fixed rate payment in exchange for the counterparty’s agreement to pay the Fund a variable rate payment that is intended to approximate the Fund’s variable rate payment obligation on the credit agreement. The payment obligation is based on the notional amount of the swap. Depending on the state of interest rates in general, the use of interest rate swaps could enhance or harm the overall performance of the Fund. The market value of interest rate swaps is based on pricing models that consider the time value of money, volatility, the current market and contractual prices of the underlying financial instrument. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that such amount is positive.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (Dodd-Frank Act) required the Securities and Exchange Commission and Commodity Futures Trading Commission to mandate by regulation that certain derivatives, previously traded over-the-counter, including interest rate swaps, be executed in a regulated, transparent market and settled by means of a central clearing house. Any such changes may, among various possible effects, increase the cost of entering into derivatives transactions, require more assets of the Fund to be used for collateral in support of those derivatives than is currently the case, or could limit the Fund’s ability to pursue its investment strategies.

During the period ended March 31, 2015, the Fund did not enter into any centrally cleared swap contracts.

Note 3.   Income Tax Information

As of March 31, 2015, the federal tax cost and net unrealized appreciation and depreciation in value of securities held were as follows:

Cohen & Steers Select Preferred and Income Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Cost for federal income tax purposes	$409,088,123
Gross unrealized appreciation	$44,892,352
Gross unrealized depreciation	(969,590)
Net unrealized appreciation	$43,922,762

Item 2. Controls and Procedures

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)                                 Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS SELECT PREFERRED AND INCOME FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: May 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and Principal Executive Officer		Title: Treasurer and Principal Financial Officer

Date: May 27, 2015